Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets
Note 9: Goodwill and other intangible assets

Goodwill

	Segment
	Cayman	Channel Islands and the UK	Other	Total
Balance at December 31, 2021	551	22,738	2,067	25,356
Foreign exchange translation adjustment	—	(2,466)	2	(2,464)
Balance at December 31, 2022	551	20,272	2,069	22,892
Foreign exchange translation adjustment	—	1,143	72	1,215
Balance at December 31, 2023	551	21,415	2,141	24,107
Foreign exchange translation adjustment	—	(396)	(94)	(490)
Balance at December 31, 2024	551	21,019	2,047	23,617

Customer Relationship Intangible Assets

	December 31, 2024			December 31, 2023
Segment	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
Bermuda	29,785	(20,727)	9,058	29,785	(19,297)	10,488
Cayman	16,517	(9,967)	6,550	16,517	(8,865)	7,652
Channel Islands and the UK	97,860	(67,760)	30,100	97,760	(63,746)	34,014
Other	24,923	(4,639)	20,284	24,540	(1,894)	22,646
Total	169,085	(103,093)	65,992	168,602	(93,802)	74,800
Customer relationships are initially valued based on the present value of net cash flows expected to be derived solely from the recurring customer base existing as at the date of acquisition. Customer relationship intangible assets may or may not arise from contracts.

On September 6, 2022, the Bank announced that it has entered into an agreement to acquire the global trust business of Credit Suisse in Guernsey, Singapore and The Bahamas. The onboarding of selected trust customers relating to this asset acquisition was completed in December 2023.

During the year ended December 31, 2024, no new customer intangible assets were acquired. During the year ended December 31, 2023, the Bank acquired $27.3 million of new customer relationship intangible assets with an estimated useful life of 15 years via the aforementioned asset acquisition. During the year ended December 31, 2024, no amounts were written off (December 31, 2023: Nil). The amortization expense amounted to $8.0 million (December 31, 2023: $5.7 million, December 31, 2022: $5.7 million) and the foreign exchange translation adjustment decreased the net carrying amount by $1.3 million (December 31, 2023: increased by $1.7 million, December 31, 2022: decreased by $3.6 million). The estimated aggregate amortization expense for each of the succeeding five years is $7.6 million.